Leases Obligations relating to Finance Leases (Details)		1 Months Ended						3 Months Ended	9 Months Ended		12 Months Ended			36 Months Ended
	Dec. 31, 2018 USD ($) vessel	Sep. 30, 2019 USD ($) vessel	May 31, 2019 USD ($)	Jan. 31, 2019	Nov. 30, 2018 USD ($) vessel	Sep. 30, 2018 USD ($) vessel	Jul. 31, 2017 USD ($) vessel	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2019 USD ($) vessel lessor lease	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2018 USD ($) lease	Jan. 31, 2019
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability	$ 1,673,845,000	$ 1,849,080,000						$ 1,849,080,000	$ 1,849,080,000		$ 1,673,845,000	$ 1,673,845,000	$ 1,673,845,000
Proceeds from financing related to sale-leaseback of vessels									$ 381,526,000	$ 526,692,000
Finance Leased Assets, Number of Units | vessel		22						22	22
Current obligations related to finance leases (note 6)	(102,115,000)	$ (94,536,000)						$ (94,536,000)	$ (94,536,000)		(102,115,000)	(102,115,000)	(102,115,000)
Long-term obligations related to finance leases (note 6)	$ 1,571,730,000	$ 1,754,544,000						$ 1,754,544,000	$ 1,754,544,000		$ 1,571,730,000	$ 1,571,730,000	$ 1,571,730,000
Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Weighted Average Discount Rate, Percent	7.50%	7.70%						7.70%	7.70%		7.50%	7.50%	7.50%
Finance Lease Obligations [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number of Lessors | lessor									16
November 2018 Sale-leaseback Transaction [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Proceeds from financing related to sale-leaseback of vessels					$ 84,700,000
Finance Leased Assets, Number of Units | vessel		4						4	4
Actual Hull Coverage Ratio	122.00%	153.00%						153.00%	153.00%		122.00%	122.00%	122.00%
Debt Covenant Minimum Hull Coverage Ratio									100.00%
November 2018 Sale-leaseback Transaction [Member] | Finance Lease Obligations [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel					4
September 2018 Sale-leaseback Transaction [Member] [Domain] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel									6
Debt Covenant Minimum Hull Coverage Ratio, Year 1									75.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 2									78.00%
Debt Covenant Minimum Hull Coverage Ratio, Years 3 and 4									80.00%
Debt Covenant Minimum Hull Coverage Ratio, Thereafter									90.00%
Actual Hull Coverage Ratio	91.00%	113.00%						113.00%	113.00%		91.00%	91.00%	91.00%
July 2017 Sale Leaseback [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel									4
Debt Covenant Minimum Hull Coverage Ratio, Years 1, 2 and 3									90.00%
July 2017 Sale Leaseback [Member] | Finance Lease Obligations [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Period Required to Maintain 90% Hull Coverage Ratio											3 years
Minimum [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms							P9Y
Maximum | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms							P12Y
Suezmax, Aframax and LR2 Vessels [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability, Payment, Due	$ 557,100,000	$ 615,900,000						$ 615,900,000	$ 615,900,000		$ 557,100,000	$ 557,100,000	$ 557,100,000
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	$ 181,800,000	195,000,000						195,000,000	195,000,000		$ 181,800,000	$ 181,800,000	$ 181,800,000
Suezmax, Aframax and LR2 Vessels [Member] | Finance Lease Obligations [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line		$ 35,000,000.0						$ 35,000,000.0	$ 35,000,000.0
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt		5.00%						5.00%	5.00%
Suezmax, Aframax and LR2 Vessels [Member] | Suezmax Tanker Sale Leaseback [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel									16
Aframax Tanker [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels Obligated to Purchase | vessel		6						6	6
Aframax Tanker [Member] | November 2018 Sale-leaseback Transaction [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel					2
Aframax Tanker [Member] | September 2018 Sale-leaseback Transaction [Member] [Domain] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel						6
Proceeds from financing related to sale-leaseback of vessels						$ 156,600,000
Suezmax Tankers [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels Obligated to Purchase | vessel		2						2	2
Suezmax Tankers [Member] | Finance Lease Obligations [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Thereafter								100.00%
Actual Hull Coverage Ratio	101.00%	121.00%						121.00%	121.00%		101.00%	101.00%	101.00%
Suezmax Tankers [Member] | November 2018 Sale-leaseback Transaction [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel					1
Suezmax Tankers [Member] | July 2017 Sale Leaseback [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel							4
Proceeds from financing related to sale-leaseback of vessels							$ 153,000,000
LR2 Tankers [Member] | November 2018 Sale-leaseback Transaction [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel					1
LNG Carriers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Imputed Interest Rate														5.20%
Finance Lease, Liability	$ 1,274,569,000	$ 1,428,146,000						$ 1,428,146,000	$ 1,428,146,000		$ 1,274,569,000	$ 1,274,569,000	$ 1,274,569,000
LNG Carriers [Member] | Minimum [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms														P15Y
LNG Carriers [Member] | Maximum | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms														P7Y6M
Suezmax, Aframax and LR2 Vessels [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability, Payments, Due Next Twelve Months	47,962,000	14,242,000						14,242,000	14,242,000		47,962,000	47,962,000	47,962,000
Finance Lease, Liability, Payments, Due Year Two	47,373,000	56,364,000						56,364,000	56,364,000		47,373,000	47,373,000	47,373,000
Finance Lease, Liability, Payments, Due Year Three	47,237,000	56,202,000						56,202,000	56,202,000		47,237,000	47,237,000	47,237,000
Finance Lease, Liability, Payments, Due Year Four	47,230,000	56,193,000						56,193,000	56,193,000		47,230,000	47,230,000	47,230,000
Finance Lease, Liability, Payments, Due Year Five	47,222,000	56,184,000						56,184,000	56,184,000		47,222,000	47,222,000	47,222,000
Finance Lease, Liability, Payments, Due after Year Five	320,064,000	376,749,000						376,749,000	376,749,000		320,064,000	320,064,000	320,064,000
Suezmax Tankers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability	23,987,000	0						0	0		23,987,000	23,987,000	23,987,000
Suezmax Tankers [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability	$ 165,145,000	$ 219,751,000						$ 219,751,000	$ 219,751,000		$ 165,145,000	$ 165,145,000	$ 165,145,000
Suezmax Tankers [Member] | May 2019 Sale Leaseback [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels			2
Debt Covenant Minimum Hull Coverage Ratio, Year 2									78.00%
Debt Covenant Minimum Hull Coverage Ratio, Years 3 and 4									80.00%
Proceeds from financing related to sale-leaseback of vessels			$ 63,700,000
Finance Leased Assets, Number of Units | vessel		2						2	2
Debt Covenant Minimum Hull Coverage Ratio, Thereafter									90.00%
Actual Hull Coverage Ratio	0.00%	107.80%						107.80%	107.80%		0.00%	0.00%	0.00%
Debt Covenant Minimum Hull Coverage Ratio								75.00%
Aframax Tanker [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability	$ 184,021,000	$ 175,920,000						$ 175,920,000	$ 175,920,000		$ 184,021,000	$ 184,021,000	$ 184,021,000
LR2 Tankers [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability	26,123,000	25,263,000						25,263,000	$ 25,263,000		26,123,000	26,123,000	26,123,000
Variable Interest Entity, Primary Beneficiary [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Number of Lessors | lessor									7
Variable Interest Entity, Primary Beneficiary [Member] | Suezmax, Aframax and LR2 Vessels [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number of Lessors | lessor									14
Sales-type lease [Member] | LNG Carriers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability, Payments, Due Next Twelve Months	119,517,000	35,389,000						35,389,000	$ 35,389,000		119,517,000	119,517,000	119,517,000
Finance Lease, Liability, Payments, Due Year Two	118,685,000	140,386,000						140,386,000	$ 140,386,000		118,685,000	$ 118,685,000	$ 118,685,000
Number Of Vessels									9			8	8
Number of Lessors | lessor									9
Finance Lease, Liability, Payment, Due	1,700,000,000	1,900,000,000						1,900,000,000	$ 1,900,000,000		1,700,000,000	$ 1,700,000,000	$ 1,700,000,000
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	435,300,000	489,000,000						489,000,000	489,000,000		435,300,000	435,300,000	435,300,000
Finance Lease, Liability, Payments, Due Year Three	117,772,000	138,601,000						138,601,000	138,601,000		117,772,000	117,772,000	117,772,000
Finance Lease, Liability, Payments, Due Year Four	116,978,000	136,959,000						136,959,000	136,959,000		116,978,000	116,978,000	116,978,000
Finance Lease, Liability, Payments, Due Year Five	116,338,000	135,459,000						135,459,000	135,459,000		116,338,000	116,338,000	116,338,000
Finance Lease, Liability, Payments, Due after Year Five	$ 1,120,670,000	$ 1,330,378,000						1,330,378,000	$ 1,330,378,000		1,120,670,000	1,120,670,000	1,120,670,000
Direct Finance Lease [Member] | Suezmax Tankers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel	1
Finance Lease, Liability, Payment, Due	$ 24,200,000										24,200,000	24,200,000	24,200,000
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	$ 200,000										$ 200,000	$ 200,000	$ 200,000
Yamal Spirit [Member] | January 2019 Transaction [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms				P15Y
Lessee, Finance Lease, Option to Extend				P5Y
Yamal Spirit [Member] | September 2019 Transaction [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms		P7Y6M
Gain (Loss) on Contract Termination								$ 1,400,000
Time Charter and Bare-boat Expenses [Member]
Obligations relating to Finance Leases [Line Items]
Operating Lease, Weighted Average Discount Rate, Percent		6.10%						6.10%	6.10%